Note 18 - Segmented Information	12 Months Ended
Nov. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
18.	Segmented information

The Company's operations comprise a single reporting segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reporting segment, amounts disclosed in the financial statements for revenue, loss for the year, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in Canada.

	November 30, 2013	November 30, 2012	November 30, 2011
	$	$	$

Revenue
United States	1,527,474	107,091	501,814
	1,527,474	107,091	501,814

Total assets
Canada	4,379,501	2,474,878	6,247,228

Total property and equipment
Canada	1,231,309	1,535,703	951,914